CONVERTIBLE NOTE AND FAIR VALUE MEASUREMENTS	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
CONVERTIBLE NOTE AND FAIR VALUE MEASUREMENTS

On October 2011 and January 2012, the Company issued convertible promissory notes in the amount of $42,500 for each month, the total convertible note issued as of March 31, 2012 is $85,000.  Each convertible note has a maturity date of July 2012 and an annual interest rate of 8% per annum.  The holder of the note has the right to convert any outstanding principal and accrued interest into fully paid and non-assessable shares of Common Stock.  The note has a conversion price of 58% of the average of the three lowest closing bid stock prices over the last ten days and contains no dilutive reset feature. Due to the indeterminable number of shares to be issued at conversion the company recorded a derivative liability.  The derivative feature of the note taints all existing convertible instruments, specifically the 900,000 warrants (term of 3 years) the company issued on April 2010 with an exercise price of $0.40.

Fair Value Measurements – Derivative liability:

The Company evaluated the conversion feature embedded in the convertible notes to determine if such conversion feature should be bifurcated from its host instrument and accounted for as a freestanding derivative.  Due to the note not meeting the definition of a conventional debt instrument because it contained a conversion rate that fluctuated with the Company’s stock price, the convertible note and other dilutive securities were accounted for in accordance with ASC 815.  According to ASC 815, the derivatives associated with the convertible notes were recognized as a discount to the debt instrument, and the discount is being amortized over the life of the note and any excess of the derivative value over the note payable value is recognized as additional interest expense at issuance date.

Further, and in accordance with ASC 815, the embedded derivatives are revalued at each balance sheet date and marked to fair value with the corresponding adjustment as a “gain or loss on change in fair value of derivatives” in the consolidated statement of operations.  As of March 31, 2012 and December 31, 2011, the fair value of the embedded derivatives included on the accompanying consolidated balance sheet was $194,048 and $121,546, respectively.  During the quarter ended march 31, 2012 and the year ended December 31, 2011, the Company recognized a loss on change in fair value of derivative liability totaling $40,754 and$87,116, respectively.

Key assumptions used in the valuation of derivative liabilities associated with the convertible notes were as follows:

-	The two notes face amount as of 3/31/12 total $85,000 with an initial conversion price of 58% of the 3 lowest lows out of the 10 previous days (effective rate of 43.57%).

-	The projected volatility curve for each valuation period was based on the historical volatility of the company;

-	An event of default would occur 1% of the time, increasing 1.00% per quarter to a maximum of 10%;

-	The Holder would redeem based on availability of alternative financing, increasing 2.0% monthly to a maximum of 10%; and

-	The Holder would automatically convert the notes at maturity if the registration was effective and the company was not in default.

The 3 year warrants with an exercise price of $0.40 and no reset features were valued using the Black Scholes model and the following assumptions: stock price at valuation, $0.10; strike price, $0.40; risk free rate 0.12%; 3 year term; and volatility of 522% resulting in a relative fair value of $125,698 relating to these warrants.

The accounting guidance for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements.  Fair value is defined as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date.  The accounting guidance established a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available.  This hierarchy prioritizes the inputs into three broad levels as follows.  Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.  Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.  Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value.  An asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Assets and liabilities measured at fair value on a recurring and non-recurring basis consisted of the following at March 31, 2012

	Carrying Value at March 31, 2012	Fair value Measurements at March 31, 2012
Derivative Liability	$194,048	$194,048

The following is a summary of activity of Level 3 liabilities for the quarter ended March 31, 2012:

Balance at December 31, 2012	$121,546
Increase in liability due to debt	$31,748
Derivative Loss - Convertible note	$4,783
Derivative Loss - Tainted Warrants	$35,971
Balance March 31, 2012	$194,048

Changes in fair value of the embedded conversion option liability are included in other income (expense) in the accompanying statements of operations.

The Company estimates the fair value of the embedded conversion liability utilizing the Black-Scholes pricing model, which is dependent upon several variables such as the expected term (based on contractual term), expected volatility of our stock price over the expected term (based on historical volatility), expected risk-free interest rate over the expected term, and the expected dividend yield rate over the expected term.  The Company believes this valuation methodology is appropriate for estimating the fair value of the derivative liability.  The following table summarizes the assumptions the Company utilized to estimate the fair value of the embedded conversion option at March 31, 2012:

Assumptions	March 31, 2012
Expected term	1.0
Expected Volatility	107%
Risk free rate	0.21%
Dividend Yield	0.00%

There were no changes in the valuation techniques during 2012. The weighted average interest rate for short term notes as of March 31, 2012 was 9.62%.